Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,268	$ 5,110
Service cost	521	363	$ 325
Interest cost	101	70	63
Benefits paid	(464)	(275)
Benefit obligation at end of period	$ 5,426	$ 5,268	$ 5,110